Property, plant and equipment - Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment [abstract]
Opening net book amount	$ 1,548,589	$ 1,549,565
Exchange differences	19,440	386,416
Additions	263,761	274,076
Revaluation surplus	64,226	(413,798)
Acquisition of subsidiaries (Note 21)	1,303,071
Reclassification from investment property	10,571
Transfers	0	0
Disposals	(3,226)	(23,520)
Reclassification to non-income tax credits	(326)	(307)
Depreciation	(195,755)	(223,843)
Closing net book amount	3,010,351	1,548,589
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	676,760	694,202
Exchange differences	(26,678)	410,088
Additions	0	0
Revaluation surplus	64,226	(413,798)
Acquisition of subsidiaries (Note 21)	0
Reclassification from investment property	10,571
Transfers	0	0
Disposals	0	(13,732)
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	724,879	676,760
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	15,393	11,645
Exchange differences	(6,032)	4,793
Additions	0	0
Revaluation surplus	0	0
Acquisition of subsidiaries (Note 21)	0
Reclassification from investment property	0
Transfers	9,553	2,900
Disposals	(3)	(8)
Reclassification to non-income tax credits	0	0
Depreciation	(3,231)	(3,937)
Closing net book amount	15,680	15,393
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	303,755	241,156
Exchange differences	(9,882)	55,872
Additions	11,090	17,282
Revaluation surplus	0	0
Acquisition of subsidiaries (Note 21)	1,211,092
Reclassification from investment property	0
Transfers	21,509	24,871
Disposals	(937)	(3,094)
Reclassification to non-income tax credits	0	0
Depreciation	(37,915)	(32,332)
Closing net book amount	1,498,712	303,755
Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	181,115	196,995
Exchange differences	20,370	(4,666)
Additions	51,149	66,997
Revaluation surplus	0	0
Acquisition of subsidiaries (Note 21)	599
Reclassification from investment property	0
Transfers	8,017	7,348
Disposals	(2,210)	(4,351)
Reclassification to non-income tax credits	(326)	(307)
Depreciation	(64,157)	(80,901)
Closing net book amount	194,557	181,115
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	327,570	375,842
Exchange differences	42,066	(86,586)
Additions	131,974	144,484
Revaluation surplus	0	0
Acquisition of subsidiaries (Note 21)	0
Reclassification from investment property	0
Transfers	0	0
Disposals	0	(2,199)
Reclassification to non-income tax credits	0	0
Depreciation	(86,774)	(103,971)
Closing net book amount	414,836	327,570
Others
Changes in property, plant and equipment [abstract]
Opening net book amount	17,068	8,914
Exchange differences	(904)	5,160
Additions	3,250	5,708
Revaluation surplus	0	0
Acquisition of subsidiaries (Note 21)	9,888
Reclassification from investment property	0
Transfers	(206)	124
Disposals	(76)	(136)
Reclassification to non-income tax credits	0	0
Depreciation	(3,678)	(2,702)
Closing net book amount	25,342	17,068
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	26,928	20,811
Exchange differences	500	1,755
Additions	66,298	39,605
Revaluation surplus	0	0
Acquisition of subsidiaries (Note 21)	81,492
Reclassification from investment property	0
Transfers	(38,873)	(35,243)
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	136,345	26,928
Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	3,589,499	3,366,631
Closing net book amount	5,247,014	3,589,499
Cost | Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	676,760	694,202
Closing net book amount	724,879	676,760
Cost | Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	51,111	43,426
Closing net book amount	54,629	51,111
Cost | Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	622,908	527,977
Closing net book amount	1,855,780	622,908
Cost | Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	1,145,439	1,080,418
Closing net book amount	1,223,038	1,145,439
Cost | Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	1,021,866	966,167
Closing net book amount	1,195,906	1,021,866
Cost | Others
Changes in property, plant and equipment [abstract]
Opening net book amount	44,487	33,630
Closing net book amount	56,437	44,487
Cost | Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	26,928	20,811
Closing net book amount	136,345	26,928
Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(2,040,910)	(1,817,066)
Closing net book amount	(2,236,663)	(2,040,910)
Accumulated amortization | Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	0	0
Accumulated amortization | Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	(35,718)	(31,781)
Closing net book amount	(38,949)	(35,718)
Accumulated amortization | Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	(319,153)	(286,821)
Closing net book amount	(357,068)	(319,153)
Accumulated amortization | Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	(964,324)	(883,423)
Closing net book amount	(1,028,481)	(964,324)
Accumulated amortization | Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	(694,296)	(590,325)
Closing net book amount	(781,070)	(694,296)
Accumulated amortization | Others
Changes in property, plant and equipment [abstract]
Opening net book amount	(27,419)	(24,716)
Closing net book amount	(31,095)	(27,419)
Accumulated amortization | Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	$ 0	$ 0